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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer Strategic Income Fund
             Schedule of Investments  12/31/04 (unaudited)

  Shares                                                                              Value
             CONVERTIBLE CORPORATE BONDS - 0.6 %
             Pharmaceuticals & Biotechnology - 0.0 %
             Biotechnology - 0.0 %
    100,000  Cubist Pharmaceuticals, 5.5%, 11/1/08                                $     94,625
             Total Pharmaceuticals & Biotechnology                                $     94,625

             Technology Hardware & Equipment - 0.1 %
             Electronic Manufacture Services - 0.1 %
    575,000  SCI Systems, Inc., 3.0%, 3/15/07                                     $    554,875
             Total Technology Hardware & Equipment                                $    554,875

             Semiconductors - 0.5 %
             Semiconductor Equipment - 0.2 %
    300,000  Axcelis Technologies, 4.25%, 1/15/07                                      297,750
  1,230,000  Brooks Automation, Inc., 4.75%, 6/1/08                               $  1,197,713
                                                                                  $  1,495,463
             Semiconductors - 0.3 %
  1,800,000  International Rectifier Corp., 4.25%, 7/15/07 (b)                    $  1,786,500
             Total Semiconductors                                                 $  3,281,963
             TOTAL CONVERTIBLE CORPORATE BONDS
             (Cost   $3,568,733)                                                  $  3,931,463

             ASSET BACKED SECURITIES - 2.6 %
             Diversified Financials - 1.1 %
             Other Diversified Finance Services - 1.1 %
  4,062,673  PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)             $  4,037,931
  3,309,712  Power Receivables Finance, 6.29%, 1/1/12 (144A)                         3,483,306
                                                                                  $  7,521,237
             Total Diversified Financials                                         $  7,521,237

             Utilities - 1.5 %
             Electric Utilities - 1.5 %
  3,548,750  Empresa Electric Guacolda, 8.625%, 4/30/13 (144A)                    $  4,052,687
  6,196,300  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                         6,389,934
                                                                                  $ 10,442,621
             Total Utilities                                                      $ 10,442,621
             TOTAL ASSET BACKED SECURITIES
             (Cost   $17,472,307)                                                 $ 17,963,858

             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
             Diversified Financials - 1.0 %
  3,535,000  Tower 2004-1A E, 5.395%, 1/15/34                                     $  3,528,432
  3,000,000  Tower 2004-2A F, 6.376%, 12/15/14                                       2,985,000
                                                                                  $  6,513,432
             Total Diversified Financials                                         $  6,513,432
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost   $6,535,000)                                                  $  6,513,432

             CORPORATE BONDS - 56.0 %
             Miscellaneous
  2,900,000  Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                          $  3,248,000
             Total Miscellaneous                                                  $  3,248,000

             Energy - 5.4 %
             Integrated Oil & Gas - 0.3 %
  2,000,000  Pemex Project Fdg Mater Trust, 8.625%, 12/1/23 (144A)                $  2,317,000
             Oil & Gas Drilling - 0.7 %
2,825,000,000Petroleos Mexicanos, 7.375%, 8/13/07                                 $  2,174,715
  2,705,000  Stena AB, 7.0%, 12/1/16 (144A)                                          2,677,950
                                                                                  $  4,852,665
             Oil & Gas Equipment And Services - 0.7 %
  3,800,000  Hornbeck Offshore Service, 6.125%, 12/1/14  (144A)                   $  3,819,000
    923,000  Transmontaigne, Inc., 9.125%, 6/1/10                                    1,001,455
                                                                                  $  4,820,455
             Oil & Gas Exploration & Production - 2.8 %
  3,820,000  Baytex Energy Ltd., 9.625%, 7/15/10                                  $  4,087,400
    830,000  Chesapeake Energy Corp., 6.375%, 6/15/15 (144A)                           852,825
  1,710,000  Comstock Resources, Inc., 6.875%, 3/1/12                                1,765,575
  5,400,000  Gaz Capital SA, 8.625%, 4/28/34 (144A)                                  6,318,000
  2,580,000  Gazprom International SA., 7.201%, 2/1/20 (144A)                        2,728,350
    686,000  Paramount Resources Ltd., 7.875%, 11/1/10                                 776,895
  2,310,000  Stone Energy Corp., 6.75%, 12/15/14 (144A)                           $  2,304,225
                                                                                  $ 18,833,270
             Oil & Gas Refining Marketing & Transportation - 0.9 %
    700,000  Citgo Petroleum Corp., 6.0%, 10/15/11 (144A)                         $    696,500
  2,730,000  Magellan Midstream Partners, L.P., 6.45%, 6/1/14                        2,952,241
  2,300,000  Semco Energy, Inc., 7.125%, 5/15/08                                     2,461,626
                                                                                  $  6,110,367
             Total Energy                                                         $ 36,933,757

             Materials - 13.2 %
             Aluminum - 0.3 %
  1,995,000  Imco Recycling Escrow, 9.0%, 11/15/14 (144A)                         $  2,074,800
             Commodity Chemicals - 1.3 %
  2,190,000  Arco Chemical Co., 9.8%, 2/1/20                                      $  2,496,600
    100,000  Lyondell Petrochemical Co., 9.875%, 5/1/07                                104,750
  2,900,000  Methanex Corp., 8.75%, 8/15/12                                          3,385,750
  2,475,000  Nova Chemicals Ltd., 6.5%, 1/15/12                                      2,623,500
                                                                                  $  8,610,600
             Construction Materials - 1.5 %
 49,250,000  Kvaerner A.S., 0.0%, 10/30/11                                        $  6,512,672
    600,000  Kvaerner A.S., 0.0%, 10/30/11                                             481,500
  2,425,000  Texas Industries, Inc., 10.25%, 6/15/11                                 2,837,250
                                                                                  $  9,831,422
             Diversified Chemical - 0.1 %
    450,000  Huntsman ICI Chemicals LLC, 10.125%, 7/1/09                          $    642,994
    165,000  Huntsman ICI Chemicals LLC, 10.125%, 7/1/09                               235,765
                                                                                  $    878,759
             Diversified Metals & Mining - 2.7 %
  1,650,000  Freeport-McMoran Copper & Gold, 10.125%, 2/1/10                      $  1,885,125
  3,000,000  Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                          2,981,250
  2,250,000  Kennametal, Inc., 7.2%, 6/15/12                                         2,500,279
  2,400,000  Vale Overseas Ltd., 8.25%, 1/17/34                                      2,526,000
  3,000,000  Vale Overseas Ltd., 9.0%, 8/15/13                                       3,450,000
  4,950,000  Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                           5,008,969
                                                                                  $ 18,351,623
             Forest Products - 1.2 %
  2,750,000  Ainsworth Lumber, 6.75%, 3/15/14                                     $  2,691,563
  4,950,000  Sino Forest Corp., 9.125%, 8/17/11 (144A)                               5,407,875
                                                                                  $  8,099,438
             Metal & Glass Containers - 1.0 %
  1,970,000  Greif Brothers Corp., 8.875%, 8/1/12                                 $  2,191,625
  1,900,000  Crown Holdings, 10.25%, 3/1/11                                          2,992,154
  1,420,000  Vitro Envases Norteamrca, 10.75%, 7/23/11 (144A)                        1,473,250
                                                                                  $  6,657,029
             Paper Products - 0.8 %
  3,000,000  Abitibi-Consolidated, Inc., 6.0%, 6/20/13 (b)                           2,861,250
  2,450,000  Bowater, Inc., 6.5%, 6/15/13                                         $  2,450,348
                                                                                  $  5,311,598
             Specialty Chemicals - 2.8 %
  2,510,000  Rhodia SA, 8.0%, 6/1/10                                              $  3,526,846
  4,980,000  Basell Finance Co., 8.1%, 3/15/27 (144A)                                4,581,600
  2,050,000  Ferro Corp., 7.125%, 4/1/28                                             2,032,452
  2,405,000  Ferro Corp., 7.625%, 5/1/13                                             2,487,513
  2,945,000  OM Group Inc., 9.25%, 12/15/11                                          3,136,425
    900,000  Rhodia SA, 9.25%, 6/1/11                                                1,243,224
    515,000  Rockwood Specialties Grp, 7.625%, 11/15/14 (144A)                         719,266
    865,000  United Industries Co., 9.875%, 4/1/09                                     905,006
                                                                                  $ 18,632,332
             Steel - 1.5 %
  1,640,000  CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                          $  1,760,950
  3,510,000  CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)                          3,755,700
  4,570,000  Ispat Inland ULC, Floating Rate, 4/1/10                                 4,969,875
                                                                                  $ 10,486,525
             Total Materials                                                      $ 88,934,126

             Capital Goods - 4.6 %
             Aerospace & Defense - 0.0 %
    400,000  L-3 Communications Corp., 6.125%, 1/15/14                            $    412,000
             Building Products - 1.1 %
  3,425,000  Asia Aluminum Holdings L, 8.0%, 12/23/11 (144A)                         3,459,250
  2,895,000  Resolution Perform Prod., 8.0%, 12/15/09                             $  3,112,125
    600,000  US Concrete Inc., 8.375%, 4/1/14                                          646,500
                                                                                  $  7,217,875
             Construction & Farm Machinery & Heavy Trucks - 0.3 %
  2,200,000  American Rock Salt Co. Llc., 9.5%, 3/15/14                           $  2,299,000
             Construction & Engineering - 1.2 %
  3,000,000  J Ray McDermott SA, 11.0%, 12/15/13 (144A)                           $  3,345,000
  4,090,000  Shaw Group Inc., 10.75%, 3/15/10 (b)                                    4,509,225
                                                                                  $  7,854,225
             Electrical Component & Equipment - 0.3 %
  2,100,000  Thomas & Betts Corp., 7.25%, 6/1/13                                  $  2,303,528
             Heavy Electrical Equipment - 0.9 %
  5,884,120  Ormat Funding Corp., 8.25%, 12/30/20                                 $  5,884,120
             Industrial Machinery - 0.8 %
  1,225,000  JLG Industries, Inc., 8.375%, 6/15/12 (b)                            $  1,310,750
  3,750,000  Sun Sage BV, 8.25%, 3/26/09 (144A)                                      3,937,500
                                                                                  $  5,248,250
             Total Capital Goods                                                  $ 31,218,998

             Commercial Services & Supplies - 1.4 %
             Diversified Commercial Services - 1.2 %
  1,280,000  Cornell Co's, Inc., 10.75%, 7/01/12                                  $  1,368,000
  3,135,000  Park-Ohio Industries, Inc. 8.375%, 11/15/14 (144A)                      3,135,000
  3,220,000  United Rentals NA, Inc., 7.75%, 11/15/13 (b)                            3,155,600
                                                                                  $  7,658,600
             Environmental Services - 0.2 %
  1,000,000  Allied Waste, 9.25%, 9/1/12 (144A)                                   $  1,082,500
    350,000  IESI Corp., 10.25%, 6/15/12                                               409,500
                                                                                  $  1,492,000
             Total Commercial Services & Supplies                                 $  9,150,600

             Transportation - 2.8 %
             Air Freight & Couriers - 0.1 %
    500,000  Petroleum Helicopters, 9.375%, 5/1/09                                $    547,500
             Airlines - 0.9 %
  1,260,000  AMR Corp., 9.0%, 8/1/12 (b)                                          $  1,014,300
    302,000  AMR Corp., 9.0%, 9/15/16                                                  235,560
  1,500,000  AMR Corp., 9.8%, 10/1/21                                                1,087,500
  2,250,000  Continental Air, Inc., 7.568%, 12/1/06                                  1,846,499
    225,000  Northwest Airlines, 8.7%, 3/15/07                                         199,125
  1,000,000  Northwest Airlines, Inc., 10.0%, 2/1/09 (b)                               842,500
  1,200,000  Northwest Airlines, Inc., 9.875%, 3/15/07 (b)                           1,083,000
                                                                                  $  6,308,484
             Marine - 0.9 %
  1,200,000  Horizon Lines LLC., 9.0%, 11/1/12 (144A)                             $  1,290,000
  4,375,000  Ship Finance Intl Ltd., 8.5%, 12/15/13                                  4,506,250
                                                                                  $  5,796,250
             Railroads - 0.4 %
      3,100  Atlantic Express Transport, 12.0%, 4/15/08                           $  3,026,375
             Transportation - 0.2 %
    530,000  TFM SA De CV, 10.25%, 6/15/07                                        $    564,450
    650,000  TFM SA De CV, 11.75%, 6/15/09                                             662,188
                                                                                  $  1,226,638
             Trucking - 0.3 %
  2,010,000  Trailer Bridge, Inc., 9.25%, 11/15/11 (144A)                         $  2,065,275
             Total Transportation                                                 $ 18,970,522

             Automobiles & Components - 0.4 %
             Auto Parts & Equipment - 0.4 %
  2,480,000  Tenneco Automotive, Inc.,  8.625%, 11/15/14 (144A)                   $  2,579,200
             Total Automobiles & Components                                       $  2,579,200

             Consumer Durables & Apparel - 0.5 %
             Textiles - 0.5 %
  3,060,000  Invista, 9.25%, 5/1/12 (144A)                                        $  3,411,900
             Total Consumer Durables & Apparel                                    $  3,411,900

             Hotels Restaurants & Leisure - 0.3 %
             Casinos & Gaming - 0.3 %
  2,000,000  Turning Stone, 9.125%, 12/15/10 (144A)                               $  2,165,000
             Total Hotels Restaurants & Leisure                                   $  2,165,000

             Media - 0.5 %
             Broadcasting & Cable Television - 0.5 %
  1,850,000  Kabel Deutschland, 10.625%, 7/1/14                                   $  2,127,500
    650,000  Kabel Deutschland, 10.75%, 7/1/14 (144A)                                1,036,868
                                                                                  $  3,164,368
             Total Media                                                          $  3,164,368

             Retailing - 0.8 %
             Specialty Stores - 0.8 %
    750,000  Asbury Automotive Group, 9.0%, 6/15/12                               $    787,500
  1,200,000  Asbury Automotive Group, 8.0%, 3/15/14                                  1,188,000
    504,000  Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                                   510,930
  1,445,000  Toys "R" Us, 7.375%, 10/15/18                                           1,336,625
  1,750,000  Toys "R" Us, 7.875%, 4/15/13 (b)                                        1,736,875
                                                                                  $  5,559,930
             Total Retailing                                                      $  5,559,930

             Food & Drug Retailing - 0.5 %
             Drug Retail - 0.5 %
  2,575,000  Duane Reade, Inc., 9.75%, 8/1/11 (144A)                              $  2,343,250
    920,000  Duane Reade Inc., Floating Rate, 12/15/10 (144A)                          933,800
                                                                                  $  3,277,050
             Total Food & Drug Retailing                                          $  3,277,050

             Food, Beverage & Tobacco - 0.5 %
             Brewers - 0.5 %
  2,530,000  Cia Brasileira de Bebida, 8.75%, 9/15/13                             $  2,947,450
    535,000  Cia Brasileira de Bebida, 10.5%, 12/15/11                            $    671,425
             Total Food, Beverage & Tobacco                                       $  3,618,875

             Health Care Equipment & Services - 1.7 %
             Health Care Distributors - 0.4 %
  3,025,000  Omnicare, Inc., 6.125%, 6/1/13                                       $  3,040,125
             Health Care Facilities - 1.2 %
  4,685,000  HCA, Inc., 6.3%, 10/1/12                                             $  4,751,550
  3,000,000  Mayne Group Ltd., 5.875%, 12/1/11 (144A)                                3,056,250
                                                                                  $  7,807,800
             Health Care Supplies - 0.1 %
    535,000  Inverness Medical Innovation, 8.75%, 2/15/12                         $    559,075
             Total Health Care Equipment & Services                               $ 11,407,000

             Banks - 0.5 %
             Diversified Banks - 0.4 %
  2,850,000  Halyk Savings Bk Kazaktn, 8.125%, 10/7/09 (144A)                     $  2,956,875
      7,470  Nykredit, 6.0%, 10/1/29                                                     1,411
    260,248  Nykredit, 7.0%, 10/1/32                                                    50,026
    210,000  Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)                        225,197
                                                                                  $  3,233,509
             Total Banks                                                          $  3,233,509

             Diversified Financials - 7.1 %
             Consumer Finance - 0.6 %
  3,834,000  SLM Corp., Floating Rate, 7/25/14                                    $  3,820,274

             Investment Banking & Brokerage - 2.3 %
  2,500,000  BCP Caylux Hldng Lux SCA., 10.375%, 6/15/14, (144A)                  $  3,954,015
  1,100,000  BCP Caylux Hldng Lux Sca., 9.625%, 6/15/14, (144A)                      1,240,250
  4,575,000  E*Trade Financial Corp., 8.0%, 6/15/11 (144A)                           4,918,125
  3,970,000  Refco Finance Holdings, 9.0%, 8/1/12 (144A)                             4,347,150
  1,000,000  Sistema Finance SA, 10.25%, 4/14/08                                     1,056,300
                                                                                  $ 15,515,840
             Other Diversified Finance Services - 3.0 %
  3,700,000  Alamosa Delaware, Inc., 0.0%, 7/31/09                                   4,014,500
  2,250,000  Aries Vermogensverwaltng, 9.6%, 10/25/14 (144A)                      $  2,767,500
  3,800,000  Bombardier Capital, Inc., 7.09%, 3/30/07                                3,838,000
  2,600,000  Dollar Financial Group, 9.75%, 11/15/11                                 2,821,000
  6,925,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)                              6,699,785
                                                                                  $ 20,140,785
             Specialized Finance - 1.2 %
  1,380,000  Aventine Renewable Energy, Floating Rate, 12/15/11 (144A)               1,393,800
    835,000  K&F Acquisition, Inc. 7.75%, 11/15/14 (144A)                              862,138
  2,075,000  Magnachip Semiconductor, Floating Rate, 12/15/11                        2,132,063
  3,900,000  Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                          $  3,909,750
                                                                                  $  8,297,751
             Total Diversified Financials                                         $ 47,774,650

             Insurance - 4.1 %
             Life & Health Insurance - 1.2 %
  5,500,000  Presidential Life Corp., 7.875%, 2/15/09                             $  5,500,000
  3,125,000  Provident Co., Inc., 7.0%, 7/15/18 (b)                                  3,019,531
                                                                                  $  8,519,531
             Multi-Line Insurance - 0.7 %
  4,536,000  Allmerica Financial Corp., 7.625%, 10/15/25                          $  4,620,873

             Property & Casualty Insurance - 1.5 %
  4,400,000  Kingsway America, Inc., 7.5%, 2/1/14                                 $  4,561,810
  5,150,000  Ohio Casualty Corp., 7.3%, 6/15/14                                      5,542,409
                                                                                  $ 10,104,219
             Reinsurance - 0.7 %
  4,100,000  Odyssey Re Holdings, 7.65%, 11/1/13                                  $  4,522,136
             Total Insurance                                                      $ 27,766,759

             Real Estate - 1.6 %
             Real Estate Management & Development - 0.6 %
  1,790,000  Forest City Enterprises, 7.625%, 6/1/15                                 1,897,400
  1,500,000  LNR Property Co., 7.25%, 10/15/13                                    $  1,689,375
                                                                                  $  3,586,775
             Real Estate Investment Trusts - 1.0 %
  2,310,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/14                   $  2,379,300
  1,000,000  Crescent Real Estate, 7.5%, 9/15/07                                     1,072,500
    690,000  Crescent Real Estate, 9.25%, 4/15/09                                      755,550
  2,000,000  Hospitality Properties Trust, 6.75%, 2/15/13                            2,208,388
    500,000  Meristar Hospitality Operations Finance Corp., 9.0%, 1/15/08              526,875
                                                                                  $  6,942,613
             Total Real Estate                                                    $ 10,529,388

             Software & Services - 0.3 %
             Application Software - 0.3 %
  1,500,000  Riverdeep Group Ltd., 9.25%, 4/15/11                                 $  2,178,951
             Total Software & Services                                            $  2,178,951

             Technology Hardware & Equipment - 1.3 %
             Communications Equipment - 1.3 %
  2,500,000  Corning, Inc., 5.9%, 3/15/14                                         $  2,505,545
    450,000  Corning, Inc., 6.3%, 3/1/09                                               471,962
    600,000  Lucent Technologies, Inc., 7.25%, 7/15/06 (b)                             627,000
  5,750,000  Rogers Wireless, Inc.,  7.625%, 12/15/11 (144A)                         4,984,053
                                                                                  $  8,588,560
             Electronic Equipment & Instruments - 0.0 %
    400,000  General Cable Corp., 9.5%, 11/15/10                                  $    452,000
             Total Technology Hardware & Equipment                                $  9,040,560

             Telecommunication Services - 5.5 %
             Integrated Telecommunication Services - 2.5 %
  4,200,000  GCI Inc., 7.25%, 2/15/14                                             $  4,200,000
  3,282,000  Innova S De R.L., 9.375%, 9/19/13                                       3,733,275
  2,690,000  NTL Cable Plc, 8.75%, 4/15/14 (144A)                                    4,071,923
  4,300,000  Tele Norte Leste Participacoes, 8.0%, 12/18/13                          4,429,000
                                                                                  $ 16,434,198
             Wireless Telecommunication Services - 3.0 %
  2,400,000  Inmarsat Finance Plc, 7.625%, 6/3/12                                 $  2,496,000
  2,370,000  Iwo Escrow Co., Floating Rate, 1/15/12 (144A)                           2,387,775
  2,635,000  MetroPCS,  Inc., 10.75%, 10/1/11 (144A)                                 2,819,450
  2,770,000  Mobifon Holdings, 12.5%, 7/31/10 (144A)                                 3,285,913
  2,200,000  Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)                     2,244,000
  1,270,000  Mobile Telesystems Finance, 9.75%, 1/30/08 (144A)                       1,339,850
  3,050,000  Rogers Cantel, Inc., 10.5%, 6/1/06                                      2,730,847
  2,700,000  Ubiquitel Operating Co., 9.875%, 3/1/11                                 3,030,750
                                                                                  $ 20,334,585
             Total Telecommunication Services                                     $ 36,768,783

             Utilities - 2.8 %
             Electric Utilities - 1.9 %
    500,000  Alamosa Delaware, 8.5%, 1/31/12                                      $    546,250
  4,950,000  Juniper Generation, 6.79%, 12/31/14 (144A)                              4,949,900
  3,775,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                        3,790,100
  3,250,000  MSW Energy Holdings, 7.375%, 9/1/10                                     3,412,500
                                                                                  $ 12,698,750
             Multi-Utilities & Unregulated Power - 0.9 %
  3,060,000  Illinova Corp., 7.5%, 6/15/09                                        $  3,451,285
  2,500,000  Reliant Energy, Inc. 6.75%, 12/15/14                                    2,484,375
                                                                                  $  5,935,660
             Water Utilities - 0.0 %
    364,000  National Waterworks Co., 10.5%, 12/1/12                              $    409,500
             Total Utilities                                                      $ 19,043,910
             TOTAL CORPORATE BONDS
             (Cost   $355,984,397)                                                $379,975,836

             US GOVERNMENT AGENCY OBLIGATIONS - 21.9 %
             Government - 21.9 %
    397,571  Federal Government, 5.5%, 10/1/16                                    $    411,286
  3,586,090  Federal Government, 6.0%, 6/1/17                                        3,756,296
    744,489  Federal Government Loan Mortgage Corp., 6.0%, 9/1/33                      769,405
  1,453,627  Federal Government Loan Mortgage Corp., 6.0%, 1/01/34                   1,502,349
    748,720  Federal Home Loan Bank, 5.0%, 11/1/34                                     744,018
    152,778  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                            158,040
  2,996,961  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                         3,046,507
  6,000,000  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                          6,201,108
  2,855,377  Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                          2,951,083
      3,479  Federal Home Loan Mortgage Corp., 6.50%, 6/1/31                             3,652
     35,929  Federal Home Loan Mortgage Corp., 6.5%, 9/1/32                             37,727
    134,359  Federal Home Loan Mortgage Corp., 6.0%, 1/01/33                           138,986
    298,996  Federal Home Loan Mortgage Corp., 6.0%,1/1/33                             309,002
    400,217  Federal Home Loan Mortgage Corp., 6.0%, 1/01/33                           414,000
     99,707  Federal Home Loan Mortgage Corp., 6.0%, 3/01/33                           103,044
    198,870  Federal Home Loan Mortgage Corp., 6.0%, 3/01/33                           205,719
    309,272  Federal Home Loan Mortgage Corp., 6.0%, 3/01/33                           319,623
    316,016  Federal Home Loan Mortgage Corp., 5.50%, 4/01/33                          321,559
    555,407  Federal Home Loan Mortgage Corp., 5.50%, 05/01/33                         564,746
  1,654,014  Federal Home Loan Mortgage Corp., 6.5%, 10/01/33                        1,744,194
    177,890  Federal Home Loan Mortgage Corp., 6.5%, 11/01/33                          186,704
 10,500,000  Federal National Mortgage Association, 6.375%, 8/15/7                   8,384,381
  1,183,380  Federal National Mortgage Association, 5.5%, 12/1/18                    1,224,028
  1,558,444  Federal National Mortgage Association, 5.5%, 4/1/19                     1,612,363
     48,884  Federal National Mortgage Association, 6.5%, 5/1/31                        51,317
     27,085  Federal National Mortgage Association, 6.50%, 3/01/32                      28,429
    100,824  Federal National Mortgage Association, 6.5%, 10/1/32                      105,827
    295,041  Federal National Mortgage Association, 6.0% 11/1/32                       305,488
    114,279  Federal National Mortgage Association, 6.0% 2/1/33                        118,325
    346,226  Federal National Mortgage Association, 5.5%, 6/1/33                       351,794
    413,088  Federal Home Loan Mortgage Corp., 6.0%, 1/01/34                           426,913
  1,976,999  Federal National Mortgage Association, 6.0%, 6/01/16                    2,072,941
  1,152,487  Federal National Mortgage Association, 6.0%, 7/01/17                    1,208,351
  1,689,802  Federal National Mortgage Association, 5.5%, 12/01/17                   1,749,196
  3,399,504  Federal National Mortgage Association, 5.50%, 3/01/18                   3,516,274
  1,679,284  Federal National Mortgage Association, 6.50%, 12/01/21                  1,772,330
      5,836  Federal National Mortgage Association, 7.50%, 1/01/28                       6,266
     13,782  Federal National Mortgage Association, 7.0%, 5/01/28                       14,630
      3,836  Federal National Mortgage Association, 7.0%, 2/01/29                        4,072
      2,644  Federal National Mortgage Association, 6.50%, 4/01/29                       2,778
      1,594  Federal National Mortgage Association, 7.50%, 6/01/30                       1,708
      4,398  Federal National Mortgage Association, 7.0%, 12/01/30                       4,664
     10,540  Federal National Mortgage Association, 6.5%, 7/01/31                       11,068
     20,827  Federal National Mortgage Association, 7.0%, 7/01/31                       22,079
     27,988  Federal National Mortgage Association, 6.0%, 2/01/32                       28,979
     16,454  Federal National Mortgage Association, 6.5%, 2/01/32                       17,273
     50,689  Federal National Mortgage Association, 6.50%, 8/01/32                      53,213
  2,606,532  Federal National Mortgage Association, 6.5%, 9/01/32                    2,735,868
     53,680  Federal National Mortgage Association, 6.0%, 10/01/32                      55,581
    135,165  Federal National Mortgage Association, 6.0%, 11/01/32                     139,951
     85,434  Federal National Mortgage Association, 6.5%, 11/01/32                      89,673
  1,826,484  Federal National Mortgage Association, 6.0%, 12/1/32                    1,891,154
    198,824  Federal National Mortgage Association, 6.0%, 1/01/33                      205,864
    268,174  Federal National Mortgage Association, 5.5%, 2/01/33                      272,313
    210,220  Federal National Mortgage Association, 6.0%, 3/1/33                       217,663
    480,816  Federal National Mortgage Association, 5.5%, 5/1/33                       488,548
    877,373  Federal National Mortgage Association, 6.0%, 5/1/33                       907,632
    735,523  Federal National Mortgage Association, 5.50%, 7/01/33                     747,350
    449,455  Federal National Mortgage Association, 6.0%, 11/01/33                     464,956
  1,306,411  Federal National Mortgage Association, 6.0%, 12/01/33                   1,351,466
  1,417,999  Federal National Mortgage Association, 6.0%, 12/01/33                   1,466,903
    116,888  Government National Mortgage Association, 6.0%, 1/15/11                   122,138
    154,736  Government National Mortgage Association, 6.0%, 4/15/13                   163,246
     23,165  Government National Mortgage Association, 6.0%, 6/15/13                    24,439
    571,590  Government National Mortgage Association, 6.0%, 12/15/13                  603,025
  1,058,744  Government National Mortgage Association, 6.0%, 1/15/14                 1,117,026
    735,370  Government National Mortgage Association, 6.0%, 4/15/14                   775,850
     27,005  Government National Mortgage Association, 6.0%, 7/15/14                    28,492
     37,137  Government National Mortgage Association, 6.0%, 5/15/16                    39,135
      5,163  Government National Mortgage Association, 6.0%, 8/15/16                     5,441
    648,064  Government National Mortgage Association, 5.0%, 11/15/16                  665,768
    339,586  Government National Mortgage Association, 6.0%, 11/15/16                  357,850
  1,433,380  Government National Mortgage Association, 6.0%, 1/15/17                 1,510,394
     32,515  Government National Mortgage Association, 6.0%, 3/15/17                    34,262
    217,073  Government National Mortgage Association, 5.5%, 3/15/17                   226,412
    846,527  Government National Mortgage Association, 6.0%, 6/15/17                   892,010
  2,476,945  Government National Mortgage Association, 6.0%, 6/15/17                 2,610,029
    549,009  Government National Mortgage Association, 6.0%, 7/15/17                   578,506
  1,802,177  Government National Mortgage Association, 6.0%, 7/15/17                 1,899,006
    114,604  Government National Mortgage Association, 6.0%, 2/15/18                   120,770
    344,336  Government National Mortgage Association, 5.0%, 10/15/18                  353,335
    149,945  Government National Mortgage Association, 6.0%, 11/15/18                  158,013
     60,445  Government National Mortgage Association, 5.5%, 12/15/18                   63,042
    677,589  Government National Mortgage Association, 5.5%, 08/15/19                  706,660
  1,032,867  Government National Mortgage Association, 6.0%, 9/15/19                 1,088,155
  2,012,533  Government National Mortgage Association, 5.5%, 9/15/19                 2,098,879
  2,263,309  Government National Mortgage Association, 5.5%, 9/15/19                 2,360,414
  2,366,851  Government National Mortgage Association, 5.5%, 9/15/19                 2,468,399
    294,937  Government National Mortgage Association, 5.5%, 10/15/19                  307,591
  2,976,674  Government National Mortgage Association, 5.5%, 10/15/19                3,104,385
      2,980  Government National Mortgage Association, 6.50%, 1/20/28                    3,136
     55,016  Government National Mortgage Association, 6.5%, 1/15/29                    57,987
      2,418  Government National Mortgage Association, 7.0%, 5/15/29                     2,572
      5,185  Government National Mortgage Association, 7.0%, 5/15/29                     5,516
     20,929  Government National Mortgage Association, 6.5%, 5/15/29                    22,071
      3,910  Government National Mortgage Association, 7.0%, 6/15/29                     4,159
     54,474  Government National Mortgage Association, 7.0%, 8/15/29                    57,945
      2,471  Government National Mortgage Association, 7.5%, 8/15/29                     2,654
      5,577  Government National Mortgage Association, 8.0%, 12/15/29                    6,056
     70,071  Government National Mortgage Association, 6.5%, 10/15/31                   73,826
     70,911  Government National Mortgage Association, 6.5%, 10/15/31                   74,711
     20,770  Government National Mortgage Association, 6.5%, 11/15/31                   21,883
    306,471  Government National Mortgage Association, 6.5%, 11/15/31                  322,895
      4,938  Government National Mortgage Association, 6.5%, 12/15/31                    5,203
     19,554  Government National Mortgage Association, 7.0%, 6/15/31                    20,784
     71,139  Government National Mortgage Association, 6.50%, 2/15/32                   74,952
     39,310  Government National Mortgage Association, 6.5%, 3/15/32                    41,418
    276,515  Government National Mortgage Association, 6.5%, 5/15/32                   291,338
     24,916  Government National Mortgage Association, 6.5%, 6/15/32                    26,252
     34,698  Government National Mortgage Association, 6.5%, 6/15/32                    36,558
     95,704  Government National Mortgage Association, 6.5%, 7/15/32                   100,834
    129,143  Government National Mortgage Association, 6.5%, 7/15/32                   136,065
  1,837,747  Government National Mortgage Association, 6.0%, 8/15/32                 1,909,004
     56,157  Government National Mortgage Association, 6.5%, 8/15/32                    59,168
     71,547  Government National Mortgage Association, 6.5%, 8/15/32                    75,382
    236,905  Government National Mortgage Association, 6.5%, 8/15/32                   249,604
     66,745  Government National Mortgage Association, 6.5%, 9/15/32                    70,322
    180,865  Government National Mortgage Association, 6.5%, 9/15/32                   190,560
    654,930  Government National Mortgage Association, 6.5%, 9/15/32                   690,037
    104,349  Government National Mortgage Association, 6.5%, 10/15/32                  109,943
     62,508  Government National Mortgage Association, 6.50%, 1/15/33                   65,817
    135,920  Government National Mortgage Association, 6.0%, 1/15/33                   140,959
  1,644,859  Government National Mortgage Association, 6.0%, 1/15/33                 1,705,846
     78,889  Government National Mortgage Association, 6.0%, 2/15/33                    81,814
     91,575  Government National Mortgage Association, 6.0%, 2/15/33                    94,971
    803,534  Government National Mortgage Association, 6.0%, 2/15/33                   833,327
  1,378,142  Government National Mortgage Association, 6.0%, 2/15/33                 1,429,240
    147,450  Government National Mortgage Association, 6.0%, 3/15/33                   152,917
    148,411  Government National Mortgage Association, 6.0%, 3/15/33                   153,914
    149,797  Government National Mortgage Association, 6.0%, 3/15/33                   155,351
    562,726  Government National Mortgage Association, 6.0%, 3/15/33                   583,590
    571,805  Government National Mortgage Association, 6.0%, 3/15/33                   593,006
    400,726  Government National Mortgage Association, 6.0%, 5/15/33                   415,584
  1,161,747  Government National Mortgage Association, 6.5%, 5/15/33                 1,223,253
  1,835,904  Government National Mortgage Association, 6.0%, 5/15/33                 1,903,974
  2,171,308  Government National Mortgage Association, 6.0%, 6/15/33                 2,251,813
  1,283,471  Government National Mortgage Association, 6.0%, 6/18/33                 1,331,058
  1,149,667  Government National Mortgage Association, 5.5%, 7/15/33                 1,175,312
  1,593,477  Government National Mortgage Association, 6.0%, 7/15/33                 1,652,558
  1,675,838  Government National Mortgage Association, 6.0%, 7/15/33                 1,737,973
    298,306  Government National Mortgage Association, 6.0%, 9/15/33                   309,367
  1,507,746  Government National Mortgage Association, 6.0%, 9/15/33                 1,563,649
  2,211,306  Government National Mortgage Association, 6.0%, 10/15/33                2,293,295
  1,709,649  Government National Mortgage Association, 6.0%, 10/20/33                1,776,736
  1,007,416  Government National Mortgage Association, 6.5%, 11/15/32                1,061,407
  2,684,933  Government National Mortgage Association, 6.0%, 11/15/33                2,784,482
    876,137  Government National Mortgage Association, 6.0%, 1/15/34                   908,673
  3,513,840  Government National Mortgage Association, 5.5%, 4/20/34                 3,587,331
  2,670,534  Government National Mortgage Association, 5.5%, 7/15/34                 2,728,898
  3,876,247  Government National Mortgage Association, 6.0%, 8/15/34                 4,023,730
  2,493,718  Government National Mortgage Association, 5.5%, 10/15/34                2,548,218
  3,479,466  Government National Mortgage Association, 5.5%, 10/15/34                3,555,510
     22,506  Government National Mortgage Association I, 7.0%, 5/15/31                  23,921
    948,403  Government National Mortgage Association II, 6.0%, 5/20/32                982,911
  5,810,893  Government National Mortgage Association II, 6.0%, 11/20/33             6,019,080
     43,402  Government National Mortgage Association II, 7.0%, 1/20/29                 46,018
  1,640,464  Government National Mortgage Association II, 5.5%, 3/20/34              1,674,774
  1,240,808  Freddie Mac, 5.0%, 5/1/34                                               1,233,015
    200,000  U.S. Treasury Notes, 5.25%, 2/15/29                                       209,797
  5,070,000  U.S. Treasury Notes, 5.375%, 2/15/31                                    5,482,333
             Total Government                                                     $147,739,586
             TOTAL US GOVERNMENT AGENCY OBLIGATIONS
             (Cost   $146,019,268)                                                $147,739,586

             FOREIGN GOVERNMENT BONDS - 11.6%
7,120,000,000Banco Nac De Desen Econo, 8.0%, 4/28/10                              $  5,341,766
  1,050,000  Brazil Fed Republic, 10.25%, 6/17/13                                    1,235,850
  1,444,000  Canadian Government, 4.25%, 9/1/08                                      1,237,523
  5,400,000  Canadian Government, 4.25%, 9/1/09                                      4,613,133
  5,140,000  Canadian Government, 5.25%, 6/1/12                                      4,594,048
  1,900,000  Dominican Republic, 9.04%, 1/23/13 (144A)                               1,572,250
  3,847,000  Government of France, 3.0%, 7/25/09                                     6,245,909
 51,840,000  Government of Sweden, 5.25%, 3/15/11                                    8,533,192
300,000,000  Japan Govt 6-Yr, 1.5%, 1/20/5                                           2,931,869
    450,000  Norwegian Government, 5.5%, 5/15/09                                        81,104
 61,143,000  Norwegian Government, 6.75%, 1/15/07                                   10,921,159
  9,260,000  Norwegian Government, 6.0%, 5/16/11                                     1,731,705
  5,344,000  Ontario Province, 5.5%, 4/23/13                                         4,113,055
  6,780,000  Queensland Treasury, 6.0%, 8/14/13                                      5,489,510
  4,621,360  Republic of Columbia, 9.75%, 4/9/11                                     5,314,564
  3,200,000  Republic of Panama, 7.25%, 3/15/15                                      3,328,000
    800,000  Republic of Peru, 9.125%, 2/21/12                                         932,000
  1,990,000  Republic of Peru, 9.875%, 02/06/15                                      2,437,750
  2,415,000  Republic of Peru, 8.375%, 5/3/16                                        2,704,800
 23,365,000  Swedish Government, 8.0%, 8/15/07                                       3,977,253
 28,645,000  Swedish Government, 5.5%, 10/08/12                                      4,810,038
  1,320,000  United Mexican States, 8.25%, 2/24/09                                   1,073,428
             TOTAL FOREIGN GOVERNMENT BONDS                                       $ 83,219,906
             (cost $70,891,442)                                                   $ 83,219,906

             SUPERNATIONAL BONDS - 0.1 %
             Banks - 0.1 %
             Diversified Banks - 0.1 %
  1,000,000  Council of Europe, 5.5%, 1/18/12                                     $    778,390
             Total Banks                                                          $    778,390
             TOTAL SUPERNATIONAL BONDS
             (Cost   $665,772)                                                    $    778,390

             MUNICIPAL BONDS - 2.1 %
             Government - 1.4 %
  1,575,000  Golden State Tobacco Securitization, 6.75%, 6/1/39                   $  1,575,882
  2,450,000  New Jersey Economic Development Authority Special Facility Revenue, 7.  2,159,602
  2,800,000  Tobacco Settlement Authority Washington, 6.625%, 6/1/32                 2,749,487
  1,075,000  Tobacco Settlement Financing Corp., 7.0%, 6/1/41                        1,085,782
  2,450,000  Wayne Charter County SPL, 6.75%, 12/1/15                                2,141,398
             Total Government                                                     $  9,712,151
             Municipal  Airport - 0.1 %
    745,000  NJ Economic Dev Auth 6.25%, 09/15/29                                 $    605,386
             Municipal Tobacco - 0.6 %
  2,200,000  Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/43                $  2,046,770
  1,895,000  Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42                   1,758,958
             Total Tobacco                                                        $  3,805,728
                                                                                  $ 14,123,265
             TOTAL MUNICIPAL BONDS
             (Cost   $12,783,712)                                                 $ 14,123,265

             FLOATING RATE NOTE
    100,000  KFW International Finance, Floating Rate, 8/1/05                     $    138,011
             TOTAL FLOATING RATE NOTE
             (Cost $91,399)                                                       $    138,011

             TEMPORARY CASH INVESTMENTS - 2.3 %
             Repurchase Agreement - 2.3%
 15,900,000  UBS Warburg, Inc., 1.00%, dated 12/31/04, repurchase price of 15,900,000 plus accrued interest on 1/3/05 collateralized by $8,693,000 U.S. Treasury Bill, 6.5%, 10/15/06
             and 6,391,000 U.S. Treasury Bill, 5.625%, 5/15/08                    $ 15,900,000
             TOTAL TEMPORARY CASH INVESTMENTS - 2.3%
             (Cost $15,900,000)                                                   $ 15,900,000

             TOTAL INVESTMENTS IN SECURITIES - 99.4%
             (Cost  $629,912,031)                                                 $670,283,747
             OTHER ASSETS AND LIABILITIES - (-0.6%)                               $ -4,055,818
             TOTAL NET ASSETS - 100.0%                                            $674,339,565


         *   Non-income producing security.
      144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
             Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2004, the value of these securities amounted to $164,928,860 or 24.46% of total net assets.

       (a)   At 12/31/04, the net unrealized gain on investments based on cost for federal income tax purposes of $629,938,250 was as follows:

               Aggregate gross unrealized gain for all investments in which there is an excess
                 of value over tax cost                                           $       44,061,661

               Aggregate gross unrealized loss for all investments in which there is an excess
                  of tax cost over value                                          $       (3,716,164)

               Net unrealized gain                                                $       40,345,497


       (b)   At December 31, 2004, the following securities were out on loan:

  Shares                                   Security                                Market Value
  1,478,000  Abitibi-Consolidated, Inc., 6.0%, 6/20/13                            $  1,409,643
  1,197,000  AMR Corp., 9.0%, 8/1/12                                                   963,585
  1,710,000  International Rectifier Corp., 4.25%, 7/15/07                           1,697,175
  1,163,750  JLG Industries, Inc., 8.375%, 6/15/12                                   1,245,213
    570,000  Lucent Technologies, Inc., 7.25%, 7/15/06                                 595,650
  1,139,750  Northwest Airlines, Inc., 9.875%, 3/15/07                               1,028,624
    950,000  Northwest Airlines, Inc., 10.0%, 2/1/09                                   800,375
    777,500  Provident Co., Inc., 7.0%, 7/15/18                                        751,259
  3,885,500  Shaw Group, Inc., 10.75%, 3/15/10                                       4,283,764
  1,662,500  Toys "R" Us, 7.875%, 4/15/13                                            1,650,031
  3,021,250  United Rentals NA, Inc., 7.75%, 11/15/13                                2,960,825
             Total                                                                $ 17,386,144



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2005

* Print the name and title of each signing officer under his or her signature.